                                  UNITED STATES
                        SECURTIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended June 30, 1998

If amended report check here:

NewSouth Capital Management, Inc.
----------------------------------------
Name of Institutional Investment Manager

1000 Ridgeway Loop Road, Suite 233, Memphis, TN     38120-4023
--------------------------------------------------------------------------------
Business Address       (Street)     (City) (State)    (Zip)

D. Stephen Morrow          (901) 761-5561              Executive Vice President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Memphis and State of Tennessee on the 12th day of August, 1998.

NewSouth Capital Management, Inc.
-----------------------------------------
(Name of Institutional Investment Manager)

D. Stephen Morrow
-----------------
(Manual Signature of Person Duly Authorized to submit this report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                               13F File No.:
-----------------------------------------------------------------
1. NewSouth Capital Management, Inc.                28-1652

                     ITEM 1                   ITEM 2       ITEM 3        ITEM 4             ITEM 5                 ITEM 6
                                                           CUSIP       Fair Market         Shares of          Voting Authority
                 Name of Issuer         Title of Class     Number         Value         Principal Amount      Sole        None
--------------------------------------------------------------------------------------------------------------------------------
360 Communications Co.                     Common        885571109      59,973,839         1,810,531         1,678,031  132,500
--------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                 Common        001084102      22,313,911         1,085,175           992,175   93,000
--------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Class A                     Common        013068200      29,064,271         1,145,390         1,063,390   82,000
--------------------------------------------------------------------------------------------------------------------------------
American Stores Co.                        Common        030096101       1,700,865            70,320            70,320
--------------------------------------------------------------------------------------------------------------------------------
AMR Corp.                                  Common        001765106       3,573,922            42,930            42,930
--------------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp                            Common        032165102       1,103,816            28,078            28,078
--------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                          Common        042735100      11,626,462           534,550           464,550   70,000
--------------------------------------------------------------------------------------------------------------------------------
Astec Industries Inc                       Common        046224101       2,070,000            60,000            60,000
--------------------------------------------------------------------------------------------------------------------------------
AutoZone, Inc.                             Common        053332102       1,897,087            59,400            59,400
--------------------------------------------------------------------------------------------------------------------------------
Avnet Inc.                                 Common        053807103      32,495,750           594,208           542,708   51,500
--------------------------------------------------------------------------------------------------------------------------------
Bankunited Cap Tr Pfd B 10.25              Pfd           66514401          403,000               400               400
--------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter Inc.                       Common        075811109         233,000             4,000             4,000
--------------------------------------------------------------------------------------------------------------------------------
Bell Industries                            Common        078107109       5,604,721           492,723           480,723   12,000
--------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                        Common        084423102      29,351,590           732,645           669,645   63,000
--------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                  Common        05548J106       4,931,875           121,400           121,400
--------------------------------------------------------------------------------------------------------------------------------
Black & Decker                             Common        091797100       1,836,100            30,100            30,100
--------------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp.                          Common        103304101         258,750            45,000            45,000
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Partners L.P. *                    Common        118230101         400,750            14,000            14,000
--------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                 Common        118255108      65,606,577         2,784,364         2,614,364  170,000
--------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe C             Common        12189T104       3,734,365            38,033            38,033
--------------------------------------------------------------------------------------------------------------------------------
Burlington Resources                       Common        122014103         273,447             6,350             6,350
--------------------------------------------------------------------------------------------------------------------------------
Cable Michigan Inc.                        Common        12685T103      20,070,843           514,637           514,637
--------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Cl A                       Common        127097103      36,170,300         1,808,515         1,691,015  117,500
--------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                   Common        139733109      16,746,925         1,180,400         1,180,400
--------------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                         Common        150185106      16,301,512           590,100           590,100
--------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                              Common        151313103       3,807,670           185,740           185,740
--------------------------------------------------------------------------------------------------------------------------------
Chrysler Corp.                             Common        171196108       8,490,075           150,600           150,600
--------------------------------------------------------------------------------------------------------------------------------
Coca Cola Company                          Common        191216100         966,150            11,300            11,300
--------------------------------------------------------------------------------------------------------------------------------
Colgate-Palmolive                          Common        194162103       1,232,000            14,000            14,000
--------------------------------------------------------------------------------------------------------------------------------
Columbia Gas System, Inc.                  Common        197648108         250,312             4,500             4,500
--------------------------------------------------------------------------------------------------------------------------------
Community Bank (Calif) 13% Non             Pfd           203507207         277,500            10,000            10,000
--------------------------------------------------------------------------------------------------------------------------------
Consolidated Stores Corp                   Common        210149100       1,443,511            39,821            39,821
--------------------------------------------------------------------------------------------------------------------------------
Consumer Portfolio Services                Common        210502100      18,916,275         1,801,550         1,801,550
--------------------------------------------------------------------------------------------------------------------------------
Costco Company                             Common        22160Q102       2,035,216            32,273            32,273
--------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                  Common        125902106      28,509,873         1,197,265         1,126,276   70,989
--------------------------------------------------------------------------------------------------------------------------------
Criimi Mae Conv. Pfd Ser B 10.             Cnvtpfd       226603207         336,875            10,000 (1)        10,000
--------------------------------------------------------------------------------------------------------------------------------
CSX Corp.                                  Common        126408103       2,514,330            55,260            55,260
--------------------------------------------------------------------------------------------------------------------------------
CTBI Preferred Cap Trust 9%                Pfd           12641H201         540,000            20,000            20,000
--------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                  Common        126650100       3,046,859            78,250            78,250
--------------------------------------------------------------------------------------------------------------------------------
Dayton Hudson                              Common        239753106       4,578,885            94,410            94,410
--------------------------------------------------------------------------------------------------------------------------------
Delta Airlines                             Common        247361108       1,101,856             8,525             8,525
--------------------------------------------------------------------------------------------------------------------------------
Developers Div Realty 7.000% Due 08-15-99  CnvtBl        251591AA1         619,920               574 (2)           574
--------------------------------------------------------------------------------------------------------------------------------
Discount Auto Parts Inc                    Common        254642101       4,412,200           169,700           169,700
--------------------------------------------------------------------------------------------------------------------------------
Duke Power Co 6.10% Pfd                    Pfd           264399726         510,000            20,000            20,000
--------------------------------------------------------------------------------------------------------------------------------
Eagle Hardware & Garden                    Common        26959B101       2,798,125           121,000           121,000
--------------------------------------------------------------------------------------------------------------------------------
East West Bank                             Common        27579G207       2,000,000           200,000           200,000
--------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                          Common        294703103         227,880            17,280            17,280
--------------------------------------------------------------------------------------------------------------------------------
EVI Weatherford, Inc.                      Common        26926D107      44,381,276         1,199,494         1,107,344   92,150
--------------------------------------------------------------------------------------------------------------------------------
Excel Legacy Corp*                         Common        300665106       2,358,051           538,983           538,983
--------------------------------------------------------------------------------------------------------------------------------
Excel Realty Trust, Inc. *                 Common        30067R107      17,238,029           598,283           598,283
--------------------------------------------------------------------------------------------------------------------------------
Exxon Corp                                 Common        302290101         385,710             5,404             5,404
--------------------------------------------------------------------------------------------------------------------------------
FDX Corp.                                  Common        31304N107       2,251,784            35,885            35,885
--------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Asso             Common        313586109         387,585             6,380             6,380
--------------------------------------------------------------------------------------------------------------------------------
Federated Dept. Stores, Inc.               Common        31410H101       2,198,348            40,852            40,852
--------------------------------------------------------------------------------------------------------------------------------
Ferrellgas Partners LP *                   Common        315293100       2,299,219           112,500           112,500
--------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                        Common        317867109     131,130,945         3,973,665         3,748,665  225,000
--------------------------------------------------------------------------------------------------------------------------------
First American Corp. TN                    Common        318900107         938,437            19,500            19,500
--------------------------------------------------------------------------------------------------------------------------------
First Cash, Inc.                           Common        31942D107       2,000,000           160,000           160,000
--------------------------------------------------------------------------------------------------------------------------------
First Tennessee Natl. Corp.                Common        337162101       1,992,730            63,136            63,136
--------------------------------------------------------------------------------------------------------------------------------
Food Lion Inc Cl A                         Common        344775200       4,718,031           444,050           444,050
--------------------------------------------------------------------------------------------------------------------------------
Ford Motor                                 Common        345370100      22,012,900           373,100           373,100
--------------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp                            Common        346091606         426,126            29,773            29,773
--------------------------------------------------------------------------------------------------------------------------------
Fort Bend Conv Sub Deb 8.000% Due 12-01-05 CnvtBl        346824AA3         545,625               250 (3)           250
--------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                Common        313400301      39,209,416           833,135           749,635   83,500
--------------------------------------------------------------------------------------------------------------------------------
Gap, Inc.                                  Common        364760108       6,180,612           100,600           100,600
--------------------------------------------------------------------------------------------------------------------------------
General Electric                           Common        369604103         218,100             2,400             2,400
--------------------------------------------------------------------------------------------------------------------------------
General Motors                             Common        370442105      12,301,517           184,120           184,120
--------------------------------------------------------------------------------------------------------------------------------
Grand Casinos Inc                          Common        385269105         340,000            20,000            20,000
--------------------------------------------------------------------------------------------------------------------------------

Green Tree Finl.                           Common        393505102     140,868,752         3,290,365         3,127,865  162,500
--------------------------------------------------------------------------------------------------------------------------------
Grove Property Trust*                      Common        399613108       3,394,275           325,200           325,200
--------------------------------------------------------------------------------------------------------------------------------
Hallwood Energy Partners, L.P.             Common        40636P201       1,244,328           205,250           205,250
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                           Common        437076102      14,117,469           169,962           169,962
--------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                        Common        P64658100      12,055,750           290,500           270,500   20,000
--------------------------------------------------------------------------------------------------------------------------------
J. C. Penney                               Common        708160106       3,814,484            52,750            52,750
--------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                       Common        481138105       7,787,075           464,900           464,900
--------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp.                               Common        486587108      60,540,350         1,714,417         1,599,417  115,000
--------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                 Common        501044101       5,087,976           118,670           118,670
--------------------------------------------------------------------------------------------------------------------------------
Lechters Inc  5.000% Due 09-27-01          CnvtBl        U52323AA7       1,628,000               370 (4)           370
--------------------------------------------------------------------------------------------------------------------------------
Limited, Inc.                              Common        532716107       2,256,144            68,110            68,110
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corporation                Common        539553107       1,755,000           135,000           135,000
--------------------------------------------------------------------------------------------------------------------------------
Lowe's Co.                                 Common        548661107       2,555,437            63,000            63,000
--------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                              Common        410522106      23,452,562         1,280,686         1,183,186   97,500
--------------------------------------------------------------------------------------------------------------------------------
May Dept. Stores                           Common        577778103       3,712,212            56,675            56,675
--------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.               Common        580037109      17,401,097           505,295           446,295   59,000
--------------------------------------------------------------------------------------------------------------------------------
Medical Assurance, Inc.                    Common        58449U100         688,808            24,822            24,822
--------------------------------------------------------------------------------------------------------------------------------
Merck & Co.                                Common        589331107         307,625             2,300             2,300
--------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage & Equity *              Common        62624B101       5,849,850           264,400           264,400
--------------------------------------------------------------------------------------------------------------------------------
National Commerce Bancorporati             Common        635449101         976,190            23,312            23,312
--------------------------------------------------------------------------------------------------------------------------------
Nationsbank Corp.                          Common        638585109         504,910             6,584             6,584
--------------------------------------------------------------------------------------------------------------------------------
Newell Co.                                 Common        651192106       1,876,437            37,670            37,670
--------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern                           Common        655844108       2,980,207            99,965            99,965
--------------------------------------------------------------------------------------------------------------------------------
Norrell Corp                               Common        656301108      13,808,174           692,573           692,573
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Asset Investment Corp.*              Common        67574M106       7,577,344           457,500           457,500
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                       Common        675746101      22,660,328           843,175           783,175   60,000
--------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l.                        Common        680223104      40,967,183         1,394,628         1,283,628  111,000
--------------------------------------------------------------------------------------------------------------------------------
Payless ShoeSource, Inc.                   Common        704379106       1,776,974            24,115            24,115
--------------------------------------------------------------------------------------------------------------------------------
Penn Virginia Corporation                  Common        707882106       3,841,791           148,475           148,475
--------------------------------------------------------------------------------------------------------------------------------
Pfizer Co.                                 Common        717081103         333,127             3,065             3,065
--------------------------------------------------------------------------------------------------------------------------------
Philip Morris                              Common        718154107       2,143,181            54,430            54,430
--------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber, L.P. *                  Common        729237107       2,036,734            67,750            67,750
--------------------------------------------------------------------------------------------------------------------------------
Premark Int'l Inc.                         Common        740459102         235,425             7,300             7,300
--------------------------------------------------------------------------------------------------------------------------------
Prime Retail, Inc. 10.50% Sr.              Pfd           741570204       5,371,300           205,600           205,600
--------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                           Common        742718109         346,037             3,800             3,800
--------------------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                            Common        742925100      58,557,962         1,450,352         1,352,852   97,500
--------------------------------------------------------------------------------------------------------------------------------
Provident Bankshares                       Common        743859100         896,800            30,400            30,400
--------------------------------------------------------------------------------------------------------------------------------
RCN Corporation                            Common        749361101       1,315,562            67,900            67,900
--------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                  Common        75952U103      30,255,840           630,330           566,830   63,500
--------------------------------------------------------------------------------------------------------------------------------
Rite Aid                                   Common        767754104       2,545,611            67,770            67,770
--------------------------------------------------------------------------------------------------------------------------------
Royce Value Trust                          Common        780910105         168,844            10,233            10,233
--------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl A              Common        810022103      20,451,424         1,398,388         1,280,888  117,500
--------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl B              Common        810022202         462,000            30,800            30,800
--------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                        Common        812387108       5,543,864            90,790            90,790
--------------------------------------------------------------------------------------------------------------------------------
Shoney's, Inc.                             Common        825039100       4,758,950         1,359,700         1,359,700
--------------------------------------------------------------------------------------------------------------------------------
Southdown Inc.                             Common        841297104      60,624,854           849,385           798,385   51,000
--------------------------------------------------------------------------------------------------------------------------------
Southern California Edison 6.4             Pfd           842400780         523,750             5,000             5,000
--------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines                         Common        844741108       1,761,748            59,594            59,594
--------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs, Inc.             Common        860342104      17,238,510           957,695           875,695   82,000
--------------------------------------------------------------------------------------------------------------------------------
Storage Trust Realty *                     Common        861909109         514,250            22,000            22,000
--------------------------------------------------------------------------------------------------------------------------------
Storage USA, Inc. *                        Common        861907103       2,465,400            70,440            70,440
--------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                       Common        866674104       1,079,875            32,600            32,600
--------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                           Common        879433100      25,956,000           659,200           591,200   68,000
--------------------------------------------------------------------------------------------------------------------------------
Teppco Partners LP UT Ltd Part             Common        872384102         459,000             8,500             8,500
--------------------------------------------------------------------------------------------------------------------------------
Toys R Us                                  Common        892335100       4,033,500           172,096           152,096   20,000
--------------------------------------------------------------------------------------------------------------------------------
Travel Ports of America                    Common        894167105          43,414            14,176            14,176
--------------------------------------------------------------------------------------------------------------------------------
Travelers Group, Inc.                      Common        894190107         662,328            10,925            10,925
--------------------------------------------------------------------------------------------------------------------------------
Trenwick Group                             Common        895290104      43,068,590         1,108,765         1,033,765   75,000
--------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                     Common        899896104         450,000            16,000            16,000
--------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                        Common        907818108       2,433,068            55,297            55,297
--------------------------------------------------------------------------------------------------------------------------------
United Companies Finl 6.75% Pf             Pfd           909870206       3,660,800           114,400           114,400
--------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp                  Common        909870107      29,553,906         1,891,450         1,755,450  136,000
--------------------------------------------------------------------------------------------------------------------------------
UNUM Corp.                                 Common        903192102       4,164,165            75,030            75,030
--------------------------------------------------------------------------------------------------------------------------------
US Airways Group                           Common        911905107       3,066,579            38,695            38,695
--------------------------------------------------------------------------------------------------------------------------------
Venator Group Inc                          Common        922944103       1,192,922            62,375            62,375
--------------------------------------------------------------------------------------------------------------------------------
Wabash National Corp                       Common        929566107         643,750            25,000            25,000
--------------------------------------------------------------------------------------------------------------------------------
Walgreen Co.                               Common        931422109       4,001,116            96,850            96,850
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores                            Common        931142103      29,976,419           493,439           493,439
--------------------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores                          Common        974280109         777,750            15,250            15,250
--------------------------------------------------------------------------------------------------------------------------------
Winston Hotels Inc Cum Pfd 9.2             Pfd           97563A201         485,000            20,000            20,000
--------------------------------------------------------------------------------------------------------------------------------
                                                                     =============
                                                                     1,529,619,718
                                                                     =============

                                                                      ITEM 6 - Sole investment discretion
(1) Converts to 22,844.00 shares                                      ITEM 7 - not applicable
(2) Converts to 34,397.01 shares
(3) Converts to 23,148.00 shares
(4) Converts to 60,661.72 shares

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A SMITH BARNEY FIDUCIARY SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, SB RETAINS THE RESPONSIBILITY FOR REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.


                     ITEM 1                       ITEM 2           ITEM 3           ITEM 4             ITEM 5
                 Name of Issuer               Title of Class       CUSIP         Fair Market          Shares of
                                                                   Number            Value           Principal Amount
360 Degrees Communications, Inc.                  Common           885571109       3,924,561           118,476
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics Inc.                            Common           042735100         230,560            10,600
-----------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                           Common           013068200       2,163,648            85,265
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corporation                                  Common           001084102       1,988,539            96,705
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                       Common           053807103       2,430,399            44,441
-----------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                               Common           084423102       2,588,884            64,620
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp.                        Common           11815H104       3,646,726           154,764
-----------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                         Common           125902106       2,344,828            98,468
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                   Common           127097103       2,939,000           146,950
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Fair L.P.                                   Prtnrshp         150185106         232,606             8,420
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg.                            Common           313400301       2,739,071            58,200
-----------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc. CL A                      Common           810022103       1,690,749           115,605
-----------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc. CL B                      Common           810022202          42,150             2,810
-----------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                               Common           317867109       6,319,995           191,515
-----------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial                              Common           393505102       6,139,996           143,414
-----------------------------------------------------------------------------------------------------------------------------------
Kaydon                                            Common           486587108       1,556,463           101,520
-----------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                     Common           410522106       1,586,897            86,653
-----------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                      Common           580037109       2,820,163            81,890
-----------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                              Common           675746101         131,685             4,900
-----------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                Common           680223104       3,641,797           123,976
-----------------------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                                   Common           742925100       3,020,111            74,801
-----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                         Common           75952U103       2,797,920            58,290
-----------------------------------------------------------------------------------------------------------------------------------
Southdown                                         Common           841297104       3,316,771            46,469
-----------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Svcs Inc.                     Common           860342104       1,795,680            99,760
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                  Common           879433100       2,415,887            61,355
-----------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                               Common           895290104       3,084,931            79,418
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                            Common           899896104         666,303            23,690
-----------------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.                  Common           909870107       1,857,529           118,880
-----------------------------------------------------------------------------------------------------------------------------------
United Companies Financial Corp.-Pfd              Preferred        909870206          23,040               720
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra Inc.                          Common           947071106       2,439,225            65,925
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  70,576,114
                                                                                 ===========
Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A MORGAN, KEEGAN PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, MORGAN, KEEGAN RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.

                     ITEM 1                       ITEM 2           ITEM 3          ITEM 4               ITEM 5
                 Name of Issuer               Title of Class       CUSIP         Fair Market            Shares of
                                                                   Number           Value           Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
360 Communications Co.                            Common           885571109       1,439,116            43,445
-----------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                           Common           013068200         592,126            23,335
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                        Common           001084102         745,699            36,265
-----------------------------------------------------------------------------------------------------------------------------------
Arrow Electronics                                 Common           042735100         176,175             8,100
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                       Common           053807103         919,023            16,805
-----------------------------------------------------------------------------------------------------------------------------------
Bell Industries                                   Common           078107109           9,214               810
-----------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                               Common           084423102         711,109            17,750
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Cellulose Corp                            Common           11815H104       1,387,478            58,885
-----------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT*                          Common           139733109         911,547            64,250
-----------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                         Common           125902106         830,771            34,888
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                   Common           127097103       1,038,300            51,915
-----------------------------------------------------------------------------------------------------------------------------------
Cedar Fair, L.P. *                                Common           150185106         276,250            10,000
-----------------------------------------------------------------------------------------------------------------------------------
Equity Inns, Inc.                                 Common           294703103          11,078               840
-----------------------------------------------------------------------------------------------------------------------------------
Excel Realty Trust                                Common           30067R107          48,693             1,690
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                       Common           313400301         669,699            14,230
-----------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl A                     Common           810022103         714,504            48,855
-----------------------------------------------------------------------------------------------------------------------------------
Scott Technologies Inc - Cl B                     Common           810022202           3,000               200
-----------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                               Common           317867109       2,056,890            62,330
-----------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial                              Common           393505102       1,952,464            45,605
-----------------------------------------------------------------------------------------------------------------------------------
J Ray McDermott S A                               Common           P64658100         865,690            20,860
-----------------------------------------------------------------------------------------------------------------------------------
Journal Register Co.                              Common           481138105          11,725               700
-----------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                       Common           486587108       1,220,400            34,560
-----------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                      Common           580037109         199,738             5,800
-----------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                     Common           410522106         648,336            35,404
-----------------------------------------------------------------------------------------------------------------------------------
Norrell Corp                                      Common           656301108         199,375            10,000
-----------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                Common           680223104       1,123,329            38,241
-----------------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp                              Common           675746101         153,188             5,700
-----------------------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                                   Common           742925100         874,644            21,663
-----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                         Common           75952U103         918,000            19,125
-----------------------------------------------------------------------------------------------------------------------------------
Southdown                                         Common           841297104       1,112,736            15,590
-----------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                      Common           860342104         582,390            32,355
-----------------------------------------------------------------------------------------------------------------------------------
Storage USA Inc.                                  Common           861907103          23,450               670
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                  Common           879433100         887,513            22,540
-----------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                               Common           895290104       1,050,141            27,035
-----------------------------------------------------------------------------------------------------------------------------------
Tupperware Corporation                            Common           899896104         246,938             8,780
-----------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                        Common           909870107         463,672            29,675
-----------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.-6.75%                  Preferred        909870206         283,840             8,870
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                         Common           947071106       1,076,626            29,098
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  26,434,864
                                                                                  ==========


Sole discretion and voting authority are applicable

THE FOLLOWING SECURITIES ARE ADDITIONS TO THOSE ALREADY LISTED, BUT ARE BEING REPORTED SEPARATELY BECAUSE NEWSOUTH MANAGES THEM THROUGH A LOCKWOOD FINANCIAL SERVICES PROGRAM WHEREBY ACCOUNTS ARE PLACED WITH US FOR MANAGEMENT. ALTHOUGH DISCRETIONARY RESPONSIBILITY FOR THE ACCOUNTS IS WITH US, LOCKWOOD FINANACIAL RETAINS THE RESPONSIBILITY OF REPORTING THESE SECURITIES ON THEIR 13F IF THE SIZE OF A PARTICULAR HOLDING TRIGGERS 13F FILING REQUIREMENTS.



                     ITEM 1                          ITEM 2          ITEM 3           ITEM 4            ITEM 5
                 Name of Issuer                   Title of Class     CUSIP         Fair Market         Shares of
                                                                     Number           Value         Principal Amount
-----------------------------------------------------------------------------------------------------------------------------------
360 Communications Co.                            Common           885571109          22,359               675
-----------------------------------------------------------------------------------------------------------------------------------
Alberto Culver Co. Cl A                           Common           013068200          14,718               580
-----------------------------------------------------------------------------------------------------------------------------------
AGCO Corp.                                        Common           001084102          13,777               670
-----------------------------------------------------------------------------------------------------------------------------------
Avnet, Inc.                                       Common           053807103          14,766               270
-----------------------------------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp                               Common           084423102          15,023               375
-----------------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies Corp                         Common           11815H104          25,919             1,100
-----------------------------------------------------------------------------------------------------------------------------------
CPI Corp.                                         Common           125902106          17,859               750
-----------------------------------------------------------------------------------------------------------------------------------
Cabot Oil & Gas                                   Common           127097103          19,000               950
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                       Common           313400301          22,590               480
-----------------------------------------------------------------------------------------------------------------------------------
scott                                             Common           316828508          11,773               805
-----------------------------------------------------------------------------------------------------------------------------------
Fingerhut Companies                               Common           317867109          41,580             1,260
-----------------------------------------------------------------------------------------------------------------------------------
Green Tree Financial                              Common           393505102          31,039               725
-----------------------------------------------------------------------------------------------------------------------------------
Kaydon Corp                                       Common           486587108          21,011               595
-----------------------------------------------------------------------------------------------------------------------------------
M A Hanna Co.                                     Common           410522106          12,636               690
-----------------------------------------------------------------------------------------------------------------------------------
McDermott International Inc.                      Common           580037109          19,802               575
-----------------------------------------------------------------------------------------------------------------------------------
Old Republic Int'l                                Common           680223104          22,443               764
-----------------------------------------------------------------------------------------------------------------------------------
Proffitt's Inc.                                   Common           742925100          17,402               431
-----------------------------------------------------------------------------------------------------------------------------------
ReliaStar Financial Corp.                         Common           75952U103          15,600               325
-----------------------------------------------------------------------------------------------------------------------------------
Southdown                                         Common           841297104          22,840               320
-----------------------------------------------------------------------------------------------------------------------------------
Stewart & Stevenson Services                      Common           860342104          12,060               670
-----------------------------------------------------------------------------------------------------------------------------------
Telephone & Data                                  Common           879433100          14,766               375
-----------------------------------------------------------------------------------------------------------------------------------
Trenwick Group Inc.                               Common           895290104          21,170               545
-----------------------------------------------------------------------------------------------------------------------------------
United Cos Financial Corp.                        Common           909870107          13,281               850
-----------------------------------------------------------------------------------------------------------------------------------
Weatherford Enterra, Inc.                         Common           947071106          18,870               510
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     439,925
                                                                                   =========
